Stock Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition	$ 40,000	$ 15,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	165,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 4 months 24 days
Equity Option [Member]
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition		$ 1,000